SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

As of August 23, 2026, the Company held approximately 1,047 bitcoins with an aggregate fair market value of $80.8 million (based on the market price of $77,180 per bitcoin as reported on the Coinbase exchange as of August 23, 2026).